Note 14 - Intangible Assets	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
14.	Intangible assets

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Goodwill	18,269	25,794	21,919
Other intangible assets	21,812	21,655	7,930
Total	40,081	47,449	29,849

a)	Goodwill

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
As at July 1	25,794	21,919	22,387
Reclassification to held for sale assets	(5,289)	-	-
Goodwill on acquisition of Tembo	-	1,698	-
Foreign exchange	(2,236)	2,177	(468)
Carrying value	18,269	25,794	21,919

b)

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	7,222	13,658	12,483
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,451	10,319	9,436
Tembo (allocated to the Electric Vehicle segment)	1,595	1,817	-
Total	18,269	25,794	21,919

The Group conducts impairment tests on the carrying value of goodwill and intangibles annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated are determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming fiscal year and management projections for the following two years. Cash flows are also projected for subsequent years as management believe that the investment is held for the long term. These budgets and projections reflect management’s view of the expected market conditions and the position of the CGU’s products and services within those markets.

The CGU represented by Aevitas O Holdings Limited  (being Critical Power Services) was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 11% ( June 30, 2021: 10%; June 30, 2020: 10.6%) and annual growth rate of 3% per annum.

The solar element of the CGU represented by VivoPower Pty Ltd goodwill was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were weighted average cost of capital of 11.3% ( June 30, 2021: 10.7%), an average annual growth rate in years 1-5 of 72% during the rapid growth phase of the business, with the assumption that an average of 50% of electric light vehicles sold by the Company in fleet sizes over 50 vehicles will be sold with an additional sustainable energy solution.

The CGU represented by Tembo e-LV and subsidiaries was assessed to have a value in excess of its carrying value. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 11% and average annual growth rate of 280% per annum in years 1-5. Growth rates reflect commencement of planned series production at volume during the 5 year period, as the product development project is completed for the current variant, to meet customer demand per sales agreements of over 6,609 units with major international distribution partners, including Acces, Bodiz and GHH. No sensitivity analysis is provided as the Company expects no foreseeable changes in the assumptions that would result in impairment of the goodwill.

The CGU represented by Caret LLC solar projects was assessed to have a value in excess of its carrying value and hence no adjustments to capitalized development costs were considered necessary. Key assumptions used in the assessment of impairment were weighted average cost of capital of 11.2%, $2.3 million free cash flow from project sales in years 1-4, 26% retained equity interest post spin off deal, resulting in first post funding round free cash flow in year 5; 3% growth beyond year 5.

(b)	Other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2019	4,992	2,450	4,185	-	-	169	11,796
Foreign exchange	(103)	(51)	(86)	-	-	(4)	(244)
Additions	461	-	-	-	-	-	461
Disposals	(968)	-	-	-	-	(9)	(977)
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-		513	-	559
Acquisitions	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
At June 30, 2021	5,781	3,028	4,484	12,248	513	169	26,223
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022	2,552	1,363	4,108	13,126	3,805	175	25,129

Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2019	1,158	421	720	-	-	122	2,421
Foreign exchange	(24)	(9)	(15)	-	-	(2)	(50)
Amortization	404	160	273	-	-	31	868
Disposals	(133)	-	-	-	-	-	(133)
At June 30, 2020	1,405	572	978	-	-	151	3, 106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	850
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(2,016)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2020	2,977	1,827	3,121	-	-	5	7,930
At June 30, 2021	3,623	2,173	3,116	12,248	495	-	21,655
At June 30, 2022	1,429	868	2,581	13,126	3,793	19	21,812

Customer relationships, trade names and favorable supply contracts have an average remaining period of amortization of 8 years, 11 years and 11 years respectively. Solar projects and electric vehicle product development costs are incomplete and not generating revenue and therefore are not amortized in FY2022.

Additions for the year comprise $3.4 million electric vehicle product development costs in Tembo and $0.9 million of solar project development costs in Caret LLC. $2.1 million net book value of customer relationship and trade name intangible assets of Kenshaw Solar ex-solar business sold to ARA in July 2022, was reclassified out of intangible assets into assets held for sale as at June 30, 2022.